Condensed Consolidated Statements of Cash Flows (Unaudited) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
OPERATING ACTIVITIES:
Net loss	$ (42,263)	$ (22,177)
Adjustments to reconcile net loss to net cash provided by operating activities:
Non-cash adjustments	68,901	55,814
(Increase)/decrease in operating assets	(29,347)	22,083
Increase/(decrease) in operating liabilities	47,928	(9,578)
Payments for drydock and special survey costs	(4,727)	(8,269)
Net cash provided by operating activities	40,492	37,873
INVESTING ACTIVITIES:
Acquisition of investments in affiliates	(2,233)	(111,495)
Acquisition of vessels	(71,862)	0
Deposits for vessel acquisitions	(17,287)	0
Dividends from affiliate companies	7,298	3,478
Acquisition of intangible assets	0	(2,092)
Loan to affiliate company	(2,831)	0
Loan repayment from affiliate company	0	35,000
(Increase)/decrease in long-term receivable from affiliate companies	(2,263)	4,453
Purchase of property, equipment and other fixed assets	(38,891)	(16,127)
Net cash used in investing activities	(128,069)	(86,783)
FINANCING ACTIVITIES:
Repayment of long-term debt and payment of principal	(9,631)	(33,058)
Repayment of senior notes	(290,000)	0
Proceeds from long-term loans, net of deferred finance fees	40,385	0
Proceeds from issuance of senior notes including premium, net of debt issuance costs	365,732	90,284
Dividends paid	(14,351)	(13,205)
Issuance of common stock	638	279
Payments of obligations under capital leases	(565)	(662)
Net proceeds from issuance of preferred stock	47,847	0
Acquisition of noncontrolling interest	(10,889)	0
Contribution from noncontrolling shareholders	3,484	0
(Increase)/decrease in restricted cash	(469)	18,501
Net cash provided by financing activities	132,181	62,139
Increase in cash and cash equivalents	44,604	13,229
Cash and cash equivalents, beginning of period	187,831	257,868
Cash and cash equivalents, end of period	232,435	271,097
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Cash paid for interest, net of capitalized interest	30,957	53,485
Cash paid for income taxes	669	774
Non-cash investing and financing activities
Dividends payable	913	0
Investments in available-for-sale securities	$ 0	$ 17,715